Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows provided by operating activities
Net Income	$ 185,179,000	$ 65,215,000	$ 36,111,000
Adjustments to reconcile net income to net cash provided by operating activities:
- Deferred income taxes (note 14)	(11,227,000)	(5,685,000)	3,146,000
- Share-based compensation (note 19)	10,203,000	3,003,000	4,305,000
- Inventory provision (note 6)	5,816,000	651,000	2,529,000
- Provision (recovery) for doubtful accounts	2,640,000	(306,000)	820,000
Loss on disposal of property, plant and equipment (note 7)	163,000	294,000	75,000
- Depreciation of property, plant and equipment and amortization of licenses (note 7)	3,693,000	4,579,000	4,887,000
- Amortization of prepaid land lease payments (note 8)	238,000	238,000	249,000
- Amortization of intangible assets (note 9)	106,000	0	0
- Government grants recognized in income	(297,000)	(688,000)	(197,000)
Changes in:
- Accounts receivable	(128,016,000)	(40,191,000)	(13,082,000)
- Inventories	(77,738,000)	(3,651,000)	(9,412,000)
- Income tax payable	31,804,000	4,904,000	(11,844,000)
- Prepaid expenses and deposits	(13,151,000)	2,645,000	(2,613,000)
- Deferred revenue	339,329,000	2,521,000	(892,000)
- Accounts payable and accrued liabilities	131,777,000	6,793,000	(6,167,000)
- Other non-current liabilities	(1,210,000)	(1,248,000)	28,000
Net cash provided by operating activities	479,309,000	39,074,000	7,943,000
Cash flows provided by financing activities
- Proceeds from bank loans	33,227,000	2,109,000	18,898,000
- Repayments of bank loans	(6,041,000)	(3,305,000)	(43,886,000)
- Proceeds from issuance of common stock, net of share issuance costs	1,999,000	0	85,304,000
- Proceeds from shares subscribed	0	0	64,000
- Proceeds from subsidiary's financing	541,043,000	0	0
- Government grants received (note 16)	16,521,000	1,476,000	3,800,000
- Loan from a non-controlling shareholder (note 12(a))	10,162,000	1,457,000	0
- Repayments of loan from a non-controlling shareholder (note 12(a))	(4,345,000)	0	0
Net cash provided by financing activities	592,566,000	1,737,000	64,180,000
Cash flows used in investing activities
- Purchase of short-term investments	(201,688,000)	(50,665,000)	(19,670,000)
- Proceeds from redemption of short-term investments	124,562,000	18,818,000	0
- Proceeds from disposal of equipment	20,000	21,000	22,000
- Acquisition of property, plant and equipment	(127,486,000)	(10,628,000)	(5,613,000)
- Acquisition of intangible assets	(164,000)	0	0
Net cash used in investing activities	(204,756,000)	(42,454,000)	(25,261,000)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	27,207,000	(649,000)	(4,656,000)
Increase (decrease) in cash and cash equivalents and restricted cash	894,326,000	(2,292,000)	42,206,000
Cash and cash equivalents and restricted cash, beginning of year	155,878,000	158,170,000	115,964,000
Cash and cash equivalents and restricted cash, end of year	1,050,204,000	155,878,000	158,170,000
Supplemental disclosure of cash flow information:
Cash paid for interest	1,041,000	717,000	1,494,000
Cash paid for income taxes	$ 11,172,000	$ 7,307,000	$ 19,151,000